Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Other Comprehensive Income (Loss) (Details) - USD ($)
$ in Thousands
3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revision To Previously Issued Interim Financial Statements [Line Items]
Net (loss) income	$ (105,452)	$ (490,702)
Total comprehensive (loss) income	(66,400)	(501,305)
Total comprehensive (loss) income attributable to Viking Holdings Ltd	$ (66,422)	$ (501,593)